Trade payables (Tables)	12 Months Ended
Dec. 31, 2024
Trade payables
Schedule of trade payables

	At December 31,
	2024	2023
Non-current
Trade payable with suppliers	1,914	2,617
	1,914	2,617
Current
Trade payables with suppliers	115,763	107,502
Trade payables with related parties (Note 27)	5,000	5,266
	120,763	112,768